Schedule I frontdoor, inc Parent Company Only (Notes To Parent Only) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Aug. 16, 2018
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Threshold For Restricted Net Assets Of Subsidiaries	25.00%
Aggregate notional amount	$ 350,000,000
Term Loan Facility Maturing In 2025 [Member] | Secured Debt [Member]
Condensed Financial Statements, Captions [Line Items]
Face amount of debt instrument		$ 650,000,000
2026 Notes [Member] | Loans Payable [Member]
Condensed Financial Statements, Captions [Line Items]
Face amount of debt instrument		$ 350,000,000